Derivatives and Hedging (Tables)	12 Months Ended
May 31, 2018
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Schedule of Fair Values of Qualifying and Non-Qualifying Instruments Used in Hedging Transactions

The fair values of qualifying and non-qualifying instruments used in hedging transactions as of May 31, 2018 and May 31, 2017 are as follows:

(in thousands)			Fair Value
Derivatives Designated as Hedging Instruments		Balance Sheet Location	May 31, 2018	May 31, 2017
Assets:
	Foreign Currency Exchange (Cash Flow)	Other Current Assets	133	15
	Cross Currency Swap (Net Investment)	Other Current Assets	2,580	-
	Cross Currency Swap (Net Investment)	Other Assets (Long-Term)	1,986	-
Liabilities:
	Interest Rate Swap (Fair Value)	Other Accrued Liabilities	441	-
	Cross Currency Swap (Net Investment)	Other Long-Term Liabilities	5,293	-
	Interest Rate Swap (Fair Value)	Other Long-Term Liabilities	2,634	-

(in thousands)			Fair Value
Derivatives Not Designated as Hedging Instruments		Balance Sheet Location	May 31, 2018	May 31, 2017
Assets:
	Foreign Currency Exchange	Other Current Assets	7	24
Liabilities:
	Foreign Currency Exchange	Other Accrued Liabilities	2,985	-